Income tax	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Income tax [Text Block]
11.	Income tax

	a)	Tax expense

Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings from continuing operations before taxes. These differences result from the following items:

	Year ended December 31,
	2018	2017
	$	$
Average statutory tax rate	27%	26%

Income (loss) before income taxes	(128,704)	30,388

Expected income tax expense (recovery)	(34,750)	7,901

Increase in income tax expense (recovery) resulting from:
Loss associated with loss of control	47,312	-
Permanent differences	(608)	(184)
True-up prior year balances	(564)	3,688
Effect of differences in tax rate in foreign jurisdictions	(7,164)	3,214
Change in unrecognized tax assets	7,240	9,099
Withholding tax	1,079	1,301
Foreign exchange and other	(36)	(944)
Income tax expense	12,509	24,075

b)	Deferred tax liabilities and assets

The significant components of the Company’s deferred tax liabilities and assets are as follows:

	Year ended December 31,
	2018	2017
	$	$
Mineral properties, plant and equipment	-	(48,475)
Asset retirement provisions	-	6,694
	-	(41,781)
Deferred tax assets	-	6,694
Deferred tax liabilities	-	(48,475)

The Company has tax losses of $47.4 million (2017 - $39.6 million) in Canada which expire between 2026 and 2038. Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	Year ended December 31,
	2018	2017
	$	$
Mineral properties, plant and equipment	50	11,440
Share issuance costs	146	302
Investment in associate	275	275
Asset retirement provision	-	4,083
Unrealized foreign exchange	-	(788)
Foreign exchange loss carried forward	-	509
Capital losses	2,476	-
Non-capital losses carried forward	12,689	33,464
Total	15,636	49,285

The aggregate amount of taxable temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized as at December 31, 2018 is $13.7 million (2017 - $59.8 million).